Retirement benefit obligations - Movement (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined benefit plans
Net defined benefit (liability) asset at end of period	SFr (443,524)
Defined benefit obligation
Defined benefit plans
Net defined benefit (liability) asset at beginning of period	(7,682,529)	SFr (9,276,675)
Current service cost	(268,097)	(306,491)
Past service cost	26,899	36,459
Interest (cost) income	(171,347)	(98,639)
Employee contributions	(250,290)	(244,097)
Actuarial (loss)/gain arising from changes in financial assumptions	(671,909)	1,923,273
Actuarial gain arising from changes in demographic assumptions		51,085
Actuarial gain on experience adjustment	22,250	6,850
Benefits paid/deposited	(143,022)	225,706
Net defined benefit (liability) asset at end of period	(9,138,045)	(7,682,529)
Fair value of plan assets
Defined benefit plans
Net defined benefit (liability) asset at beginning of period	7,867,835	7,995,150
Interest (cost) income	180,960	88,751
Employee contributions	250,290	244,097
Employer contributions	298,490	291,313
Plan assets loss	(46,076)	(525,770)
Benefits paid/deposited	143,022	(225,706)
Net defined benefit (liability) asset at end of period	SFr 8,694,521	SFr 7,867,835